CONVERTIBLE NOTES PAYABLE – RELATED PARTY (Tables)	12 Months Ended
Mar. 31, 2024
Convertible Notes Payable Related Party
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	Maturity	Interest	Conversion Price	As of March 31,
Issuance Date	Date	Rate	(per share)	2024	2023
June 2022	June 2024	8%	N/A	$-	$27,000,000
January 2024	July 2024	10%	See Note	250,000
March 2024	March 2027	6%	$0.0012	250,000	-
Total convertible notes payable				500,000	27,000,000
Unamortized debt discount and deferred financing costs				-	(2,172,914)
Change in fair value of embedded derivatives				87,303	-
Subtotal				587,303	24,827,086
Less: current portion of convertible notes payable				262,782	24,827,086
Long-term convertible notes payable				$324,521	$-

Note: The price for conversion of Principal Amount into shares of Common Stock shall be the average closing market price within last three trading days of the Common Stock form the date of Conversion Notice.